Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2018
Tooling and Molds [Member]
Property Plant And Equipment [Line Items]
Property and equipment, estimated useful lives (in years)	2 years
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Leasehold improvements	Lesser of useful life or term of lease
Minimum [Member] | Furniture, Fixtures and Warehouse Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, estimated useful lives (in years)	5 years
Minimum [Member] | Computer Equipment, Software and Other [Member]
Property Plant And Equipment [Line Items]
Property and equipment, estimated useful lives (in years)	3 years
Maximum [Member] | Furniture, Fixtures and Warehouse Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, estimated useful lives (in years)	7 years
Maximum [Member] | Computer Equipment, Software and Other [Member]
Property Plant And Equipment [Line Items]
Property and equipment, estimated useful lives (in years)	5 years